ZIEGLER STRATEGIC INCOME FUND
ZIEGLER STRATEGIC INCOME FUND
Investor Class (Nasdaq Symbol: ZLSCX)

Institutional Class (Nasdaq Symbol: ZLSIX)

A series of Trust for Advised Portfolios

February 13, 2015

Supplement to the Prospectus and Summary Prospectus

dated January 25, 2015

In addition, the “Performance Section” on Page 9 of the Prospectus and Page 8 of the Summary Prospectus is revised to remove the following sentence:
The year-to-date return as of the most recent calendar quarter, which ended December 31, 2014, was -1.69%.
Please retain this Supplement with your Prospectus.